Estimates, Significant Accounting Policies and Balance Sheet Detials (Inventory) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Natural gas and NGLs	$ 699	$ 415
Crude oil	683	424
Refined products	113	104
Spare parts and other	217	270
Total inventories	$ 1,712	$ 1,213